Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) Y
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits | Y	14
Expected contributions in respect of funded pension plans in 2019	$ 165
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	779
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	700
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	706
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	675
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	677
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 3,245
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits | Y	17
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 27
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	27
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	27
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	27
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	27
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 125